CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
CASH FLOWS
Schedule of cash flow statement

USDm	2019	2018	2017
Reversal of other non-cash movements:
Exchange rate adjustments	(0.9)	—	1.8
Share-based payments	1.9	2.0	1.9
Other adjustments	(0.1)	—	—
Total	0.9	2.0	3.7

USDm	2019	2018	2017
Change in bunkers, receivables and payables:
Change in bunkers	5.1	(6.2)	(1.6)
Change in receivables	(2.5)	(10.4)	(12.4)
Change in prepayments	(0.7)	1.5	(1.4)
Change in trade payables and other liabilities	22.8	11.7	(1.6)
Other changes	(0.8)	(2.2)	(2.9)
Adjusted for fair value changes of derivative financial instruments	(12.0)	(7.1)	6.9
Total	11.9	(12.7)	(13.0)